Derivative Instruments - Gains and Losses, and Change in Fair Value of Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	$ (1,876)	$ (8,322)	$ (6,571)
Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(2,640)	(7,267)	(6,571)
Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	764	(1,055)	0
Cross-currency swaps | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(36)	74	11
Cross-currency swaps | Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	15	(5)	0
Equity index call options | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	1,479	1,468	104
Equity index futures | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(4,663)	(8,286)	(6,391)
Equity index put options | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(1,202)	(218)	(1,279)
Interest rate swaps | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(179)	578	427
Interest rate swaps - cleared | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(64)	1	0
Put-swaptions | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	134	199	65
Treasury futures | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(990)	1,651	540
Treasury futures | Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	0	(204)	0
Fixed index annuity embedded derivatives | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(5)	30	(310)
RILA embedded derivatives | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(1)	0	0
Variable annuity embedded derivatives | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	2,887	(2,764)	262
Cross-currency forwards | Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	42	(19)	0
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	$ 707	$ (827)	$ 0